BUSINESS COMBINATIONS AND INVESTMENTS - Summary of investments accounted for using the equity method (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments Accounted For Using Equity Method [Abstract]
Investment in associates	$ 217.6	$ 229.1
Investment in joint ventures	126.8	89.9	$ 54.5
Total	$ 344.4	$ 319.0